AXP(SM) Research
Opportunities
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) ruler

AXP Research Opportunities Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS (R) (logo)

The  Rewards of Research

Behind every decision to buy or sell a stock is information -- in most cases, information gathered by a research analyst. AXP Research Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

AXP RESEARCH OPPORTUNITIES FUND

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Managers               4
Fund Facts                                6
The 10 Largest Holdings                   8
Making the Most of the Fund               9
The Fund's Long-term Performance         10
Independent Auditors' Report (Fund)      12
Financial Statements (Fund)              13
Notes to Financial Statements (Fund)     16
Independent Auditors' Report
    (Portfolio)                          25
Financial Statements (Portfolio)         26
Notes to Financial Statements
    (Portfolio)                          29
Investments in Securities                34
Federal Income Tax Information           41

ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Keith Tufte
Keith Tufte
Portfolio Manager

From the Portfolio Managers

The stock market experienced considerable volatility during the past 12 months, but it ultimately finished the period moderately higher. The same held true for AXP Research Opportunities Fund, as its Class A shares generated a total return (excluding the sales charge) of 7.73% for the fiscal year -- August 1999 through July 2000.

AXP RESEARCH OPPORTUNITIES

(picture of) James M. Johnson Jr
James M. Johnson Jr.
Portfolio Manager

The stock market was in a slump when the period began, as concerns about higher interest rates, a potential run-up in inflation and the uncertainty regarding the impact of the Y2K computer bug weighed on investors' minds. In early October, though, the mood began to brighten, thanks to fresh reports of still-tame inflation and generally healthy corporate profits. Soon, in another example of the remarkable resilience it has displayed in recent years, the market was again on the advance, powering to an all-time high in early January.

SPRING SELL-OFF
At that point, concern about inflation, interest rates and the sustainability of sky-high stock prices drove the market into a two-month retreat. Stocks managed to recover some of the lost ground over the final four months of the period, as investors began to anticipate that the red-hot economy would cool off and thereby take upward pressure off inflation and interest rates.

As was the case for the market as a whole, technology-related stocks were the driving force behind the Fund's performance during the period. To the Fund's overall benefit, we kept a substantial exposure to the tech sector (approaching 40% at times). Among the biggest winners were Intel, Oracle, 3Com, Texas Instruments and EMC. On the losing side were Microsoft, Lucent, BMC and Novell.

Among other sectors, health-care stocks such as Amgen, Medtronic, Warner Lambert and Pfizer provided strong performance. Conversely, the Fund also benefited from having few holdings in the hospital and HMO areas, which were weak. In the consumer cyclical area, retailers such as Wal-Mart, Home Depot, Best Buy and Costco generated good returns. The biggest detractors to performance were telecommunications, basic materials, energy and utility stocks.

The make-up of the portfolio changed only modestly over the 12 months. The most notable shift was a reduction in telecommunications stocks and an increase in financial services stocks. The latter reflected our view that the threat of higher interest rates would dissipate as the year progressed. If that expectation proves true, we think that will provide some support for stocks in the new fiscal year.

Keith Tufte

James M. Johnson, Jr.

ANNUAL REPORT - 2000

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $7.61
July 31, 1999                                                        $7.94
Decrease                                                             $0.33

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                          $0.38
From capital gains                                                   $0.61
Total distributions                                                  $0.99
Total return**                                                      +7.73%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $7.36
July 31, 1999                                                        $7.76
Decrease                                                             $0.40

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                          $0.38
From capital gains                                                   $0.61
Total distributions                                                  $0.99
Total return**                                                      +7.03%***

AXP RESEARCH OPPORTUNITIES

Class C -- June 26, 2000* - July 31, 2000 (All
figures per share)

Net asset value (NAV)
July 31, 2000                                                        $7.36
June 26, 2000*                                                       $7.50
Decrease                                                             $0.14

Distributions -- June 26, 2000* - July 31, 2000
From income                                                          $ --
From capital gains                                                   $ --
Total distributions                                                  $ --
Total return**                                                      -1.87%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                        $7.65
July 31, 1999                                                        $7.96
Decrease                                                             $0.31

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                          $0.38
From capital gains                                                   $0.61
Total distributions                                                  $0.99
Total return**                                                      +7.99%***

  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

ANNUAL REPORT - 2000

The 10 Largest Holdings

                                    Percent                     Value
                                 (of net assets)         (as of July 31, 2000)
 Cisco Systems                       4.31%                   $37,803,243
 Intel                               3.58                     31,429,904
 Pfizer                              2.83                     24,806,449
 Exxon Mobil                         2.42                     21,199,999
 Lucent Technologies                 2.02                     17,682,875
 EMC                                 2.00                     17,501,699
 Oracle                              1.91                     16,740,497
 WorldCom                            1.91                     16,730,937
 AT&T                                1.88                     16,462,249
 Bank of America                     1.78                     15,616,221

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 24.64% of net assets

AXP RESEARCH OPPORTUNITIES

Making the Most of the Fund

Build your assets systematically
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How $10,000 has grown in AXP Research Opportunities Fund

$30,000

                                     X S&P 500 Index
$20,000
                                                 X $18,959
                                                 AXP Research Opportunities Fund
                                                 Class A
                             X Lipper large-Cap
                               Core Index
$10,000

$9,425

9/1/96      7/97       7/98        7/99        7/00

(The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)

Average Annual Total Returns (as of July 31, 2000)
                                        1 year                 Since inception*
Class A                                 +1.53%                      +16.74%
Class B                                 +3.23%                      +17.33%
Class Y                                 +7.99%                      +18.71%

* Inception date was August 19, 1996.

Assumes: Holding period from 9/1/96 to 7/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $4,455. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard & Poor's 500 Index (S&P 500 Index) and Lipper Large-Cap Core Index. In comparing AXP Research Opportunities Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP RESEARCH OPPORTUNITIES FUND

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Large-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #66  to
Registration Statement No. 2-38355 filed on or about September 27, 2000.

Federal Income Tax information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Research Opportunities Fund Fiscal year ended July 31, 2000

Class A

Income distribution taxable as dividend income, 7.57% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                           $0.38606

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                           $0.60804
Total distributions                     $0.99410

The distributions of $0.99410 per share, payable Dec. 23, 1999, consisted of $0.38606 from net short-term capital gains and $0.60804 from net long-term capital gains.

ANNUAL REPORT - 2000

Class B

Income distribution taxable as dividend income, 7.57% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                           $0.38606

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                           $0.60804
Total distributions                     $0.99410

The distributions of $0.99410 per share, payable Dec. 23, 1999, consisted of $0.38606 from net short-term capital gains and $0.60804 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, 7.57% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                           $0.38606

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                           $0.60804
Total distributions                     $0.99410

The distributions of $0.99410 per share, payable Dec. 23, 1999, consisted of $0.38606 from net short-term capital gains and $0.60804 from net long-term capital gains.

AXP RESEARCH OPPORTUNITIES FUND

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

This page left blank intentionally

American
  Express(R)
 Funds

AXP Research Opportunities Fund
70100 AXP Financial Center
Minneapolis, MN  55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
 EXPRESS (R) (logo)

S-6356 H (9/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.